Commitments and Contingencies (FY) - Summarizes The Lease Term and Discount Rate For Operating Leases (Details)	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Weighted-average remaining lease term (years)	4 years 4 months 24 days	5 years 4 months 24 days
Weighted-average discount rate	8.00%	8.00%